LEASES	12 Months Ended
Dec. 31, 2020
Lessee Disclosure [Abstract]
LEASES
NOTE 7 -      LEASES

Lease commitments:

Limco-Piedmont leases some of its operating and office facilities for various terms under long-term, non-cancelable operating lease agreements. The leases expire at various dates through 2029. Certain leases contain renewal options as defined in the agreements.

During 2019, Limco leased a new building (building #5) for its operation. The lease on building #5 expires on March 31, 2030.  Building #5 has an early termination option effective after March 31, 2019 with six months advance written notice. The rent is $4,100 per month for building #5 plus the annual percentage increase in the CPI-W.

Lease expense totaled $633, $510 and $494 for the years ended December 31, 2020, 2019, and 2018 respectively.

TAT leases its factory from TAT Industries until the end of 2024. In December 2019 the rental fee was reviewed by real estate appraiser who determined that the rental fee should increase by $400 starting from January 2020. Lease expense totaled $1,188, $787 and $767 for the years ended December 31, 2020, 2019, and 2018 respectively.

The lease cost was as follows:

	Year ended December 31, 2020	Year ended December 31, 2019
Operating lease expenses	2,158	1,297

Supplemental cash flow information related to leases was as follows:

	Year ended December 31, 2020	Year ended December 31, 2019
Operating cash flows from operating leases (non-cash finance expense)	566	354
Right-of-use assets obtained in exchange for lease obligations (non-cash)	1,756	648

Supplemental balance sheet information related to operating leases is as follows:

	December 31, 2020	December 31, 2019
Operating Leases
Operating lease right-of-use assets	6,767	6,664

Current operating lease liabilities	1,614	1,330
Non-current operating lease liabilities	5,758	5,688
Total operating lease liabilities	7,372	7,018

Weighted Average Remaining Lease Term
Operating leases - Israel	4 years	5 years
Operating leases – United States	5 years	6 years

Weighted Average discount rate
Operating leases - Israel	4.5%	4.5%
Operating leases – United States	4.84%	4.84%

As of December 31, 2020, the maturities of lease liabilities were as follows:

Year	Amount
2021	$1,852
2022	1,784
2023	1,737
2024	1,623
2025 and after	653
Total lease payments	7,649
Less imputed interest	(277)
Total	$7,372